Business Combination - Schedule of fair value of the assets acquired and the liabilities (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	May 31, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)
Identifiable intangible assets:
Goodwill			¥ 109,944	¥ 6,938	$ 17,253
Private Company Providing Kids Programming Education Courses To Students [Member]
Business Acquisition [Line Items]
Cash consideration		¥ 7,700
Noncontrolling interests		624
Total		8,324
Cash and cash equivalents		1,302
Other tangible assets		156
Identifiable intangible assets:
Liabilities assumed		(72)
Goodwill		6,938
Total		¥ 8,324
Private Company Providing Kids Steam Education Courses To Students [Member]
Business Acquisition [Line Items]
Cash consideration	¥ 6,050
Total	6,050
Cash and cash equivalents	354
Other tangible assets	470
Identifiable intangible assets:
Liabilities assumed	(11,869)
Goodwill	17,095
Total	¥ 6,050
Private Company Providing Offline After School Tutoring Services [Member]
Business Acquisition [Line Items]
Cash consideration			122,000	¥ 30,000
Previously held equity interest			27,544
Redeemable noncontrolling interests			106,368
Total			255,912
Cash and cash equivalents			165,783
Other tangible assets			18,040
Identifiable intangible assets:
Deferred tax liabilities			(8,963)
Liabilities assumed			(64,609)
Goodwill			85,911
Total			255,912
Private Company Providing Offline After School Tutoring Services [Member] | Trademark [Member]
Identifiable intangible assets:
Identifiable intangible assets			¥ 46,000
Identifiable intangible assets Amortization Period			10 years
Private Company Providing Offline After School Tutoring Services [Member] | Licenses [Member]
Identifiable intangible assets:
Identifiable intangible assets			¥ 6,500
Identifiable intangible assets Amortization Period			10 years
Private Company Providing Offline After School Tutoring Services [Member] | Copyright [Member]
Identifiable intangible assets:
Identifiable intangible assets			¥ 4,000
Identifiable intangible assets Amortization Period			5 years
Private Company Providing Offline After School Tutoring Services [Member] | Students Base [Member]
Identifiable intangible assets:
Identifiable intangible assets			¥ 3,250
Identifiable intangible assets Amortization Period			3 years